BORROWINGS (Current and Non-Current Information on Borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Borrowings [abstract]
Bank borrowings, non-current	$ 699,593	$ 499,593
Non-current portion, bonds	494,897	421,079
Non-current portion, debentures	639,617	642,110
Less: debt issue costs, non-current	(19,520)	(2,735)
Non-current borrowings	1,814,587	1,560,047
Bank borrowings, current	573,386	646,258
Current bonds	15,833	13,284
Current debentures	17,659	12,587
Less: debt issue costs, current	(2,478)	(2,057)
Current borrowings	604,400	670,072
Total Financial Debt	$ 2,418,987	$ 2,230,119